united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/16

Item 1. Reports to Stockholders.

Main BuyWrite Fund
Class I Shares (BUYWX)

Semi-Annual Report
May 31, 2016

1-855-907-3373
www.mainmgtfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main BuyWrite Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

MAIN BUYWRITE FUND

PORTFOLIO REVIEW (Unaudited)

May 31, 2016

The Fund’s performance figures* for the period ended May 31, 2016, as compared to its benchmark:

	Since Inception
Main BuyWrite Fund - Class I	(1.10)%	(1)
HFRI Equity Hedge Index	0.07%	(2)

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 22, 2015 is 1.75% for the Class I shares. For performance information current to the most recent month-end, please call 1-855-907-3373.

(1)	Inception date is December 29, 2015.

(2)	Inception date is December 31, 2015.

(3)	HFRI Equity Hedge Index is Equity Hedge: Investment Managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	93.9%
Call Options Written	(7.1)%
Other Assets Less Liabilities	13.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

MAIN BUYWRITE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 93.9%
	DEBT FUND - 9.8%
14,300	iShares 20+ Year Treasury Bond ETF	$1,861,288

	EQUITY - 84.1%
32,500	Energy Select Sector SPDR Fund	2,173,275
28,600	Health Care Select Sector SPDR Fund	2,040,324
58,700	iShares MSCI Emerging Markets ETF	1,944,731
13,100	iShares Russell 2000 ETF	1,506,238
39,700	SPDR S&P 500 ETF	8,340,176
		16,004,744

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,590,945)	17,866,032

	TOTAL INVESTMENTS - 93.9% (Cost - $17,590,945) (a)	$17,866,032
	CALL OPTIONS WRITTEN - (7.1)% (Proceeds - $1,130,869)	(1,341,985)
	OTHER ASSETS LESS LIABILITIES - 13.2%	2,505,741
	NET ASSETS - 100.0%	$19,029,788

Contracts ^
	CALL OPTIONS WRITTEN - (7.1)%
143	iShares 20+ Year Treasury Bond ETF	$18,161
	Expiration June 2016, Exercise Price $130.00
587	iShares Emerging Markets ETF	88,050
	Expiration December 2016, Exercise Price $34.00
131	iShares Russell 2000 ETF	209,600
	Expiration June 2016, Exercise Price $99.00
325	Energy Select Sector SPDR Fund	202,312
	Expiration December 2016, Exercise Price $63.00
286	Health Care Select Sector SPDR Fund	95,810
	Expiration June 2016, Exercise Price $68.00
85	SPDR S&P 500 ETF	194,948
	Expiration December 2016, Exercise Price $190.00
208	SPDR S&P 500 ETF	376,480
	Expiration December 2016, Exercise Price $196.00
104	SPDR S&P 500 ETF	156,624
	Expiration December 2016, Exercise Price $200.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,130,869)	$1,341,985

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written is $16,460,076 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$443,800
Unrealized depreciation:	(379,829)
Net unrealized appreciation:	$63,971

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
STATEMENT OF ASSETS & LIABILITIES (Unaudited)
May 31, 2016

ASSETS
Investment securities:
At cost	$17,590,945
At value	$17,866,032
Cash	2,485,027
Receivable for fund shares sold	6,882
Dividends and interest receivable	384
Prepaid expenses and other assets	44,133
TOTAL ASSETS	20,402,458

LIABILITIES
Options Written (Proceeds $1,130,869)	1,341,985
Payable to related parties	11,145
Investment advisory fees payable	5,907
Payable for fund shares repurchased	694
Other accrued expenses and other liabilities	12,939
TOTAL LIABILITIES	1,372,670
NET ASSETS	$19,029,788

NET ASSETS CONSIST OF:
Paid in capital	$19,169,640
Accumulated net investment loss	(22,560)
Accumulated net realized loss from security transactions	(181,263)
Net unrealized appreciation of investments and options written	63,971
NET ASSETS	$19,029,788

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$19,029,788
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,925,082
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.89

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2016 (a)

INVESTMENT INCOME
Dividends	$53,441
Interest	520
TOTAL INVESTMENT INCOME	53,961

EXPENSES
Investment advisory fees	63,241
Administrative services fees	16,971
Professional fees	15,211
Accounting services fees	8,361
Transfer agent fees	6,480
Compliance fees	5,644
Trustees fees and expenses	3,344
Custodian fees	3,135
Insurance expense	1,672
Non 12b-1 shareholder servicing fees	1,045
Registration fees	627
Printing and postage expenses	418
Other expenses	209
TOTAL EXPENSES	126,358

Less: Fees waived by the Advisor	(49,837)

NET EXPENSES	76,521

NET INVESTMENT LOSS	(22,560)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(394,969)
Options written	213,706
(181,263)
Net change in unrealized appreciation (depreciation) on:
Investments	275,087
Options Written	(211,116)
63,971

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(117,292)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(139,852)

(a)	The Main BuyWrite Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2016
(Unaudited) (a)
FROM OPERATIONS:
Net investment loss	$(22,560)
Net realized loss from investments and options written	(181,263)
Net change in unrealized appreciation of investments and options written	63,971
Net decrease in net assets resulting from operations	(139,852)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	19,192,539
Payments for shares redeemed	(22,899)
Net increase in net assets resulting from shares of beneficial interest	19,169,640

TOTAL INCREASE IN NET ASSETS	19,029,788

NET ASSETS
Beginning of Period	—
End of Period*	$19,029,788
*Includes accumulated net investment loss of:	$(22,560)

SHARE ACTIVITY
Shares Sold	1,927,406
Shares Redeemed	(2,324)
Net increase in shares of beneficial interest outstanding	1,925,082

(a)	The Main BuyWrite Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
May 31, 2016 (1)
Class I Shares	(Unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss (2,3)	(0.00)
Net realized and unrealized loss on investments and options written	(0.11)
Total from investment operations	(0.11)

Net asset value, end of period	$9.89
Total return (4,5)	(1.10)%
Net assets, at end of period (000s)	$19,030
Ratio of gross expenses to average net assets (6,7,8)	1.98%
Ratio of net expenses to average net assets (7,8)	1.20%
Ratio of net investment loss to average net assets (7,9)	(0.35)%
Portfolio Turnover Rate (5)	29%

(1)	The Main BuyWrite Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2016

1.	ORGANIZATION

The Main BuyWrite Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide total return from current income and gains from long-term capital appreciation. The Fund commenced operations on December 29, 2015. The Fund currently offers Class I shares which are offered at net asset value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2016 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,866,032	$—	$—	$17,866,032
Total	$17,866,032	$—	$—	$17,866,032
Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$613,933	$728,052	$—	$1,341,985
Total	$613,933	$—	$—	$1,341,985

There were no transfers between any level during the period ended May 31, 2016.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management will analyze the Fund’s tax positions expected to be taken in the Fund’s November 30, 2016 tax return and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $22,168,436 and $4,182,552, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Main Management Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended May 31, 2016, the Fund incurred $63,241 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2017, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.20% of the Fund’s average daily net assets attributable to Class I shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the period ended May 31, 2016, the Advisor waived fees in the amount of $49,837.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

Northern Lights Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of May 31, 2016.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written	$1,341,985

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended May 31, 2016.

		Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$213,706	$(211,116)

The notional value of the derivative instruments outstanding as of May 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Transactions in option contracts written for the Fund during the period ended May 31, 2016 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options Written	5,969	1,717,359
Options closed	(2,845)	(414,321)
Options exercised	(726)	(85,201)
Options expired	(529)	(86,968)
Outstanding at End of Period	1,869	$1,130,869

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2016

During the period ended May 31, 2016, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at May 31, 2016 for the Fund.

				Net Amounts of	Financial	Cash		Net
		Gross Amounts of	Gross Amounts of	Assets Presented in the	Instruments	Collateral		Amount
Description		Recognized Assets	Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Options Written	(1)	$—	$1,341,985	$1,341,985	$—	$1,341,985	(2)	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF (“SPDR ETF”). The Fund may redeem its investment from SPDR ETF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of May 31, 2016, the percentage of the Fund’s net assets invested in the SPDR ETF was 43.83%.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2016, Main Management Fund Advisors, LLC held approximately 77.92% of the voting securities of the Fund’s Class I shares.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

MAIN BUYWRITE FUND
EXPENSE EXAMPLE (Unaudited)
May 31, 2016

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
	12/29/15	5/31/16	Ratio	12/29/15-5/31/16
Actual*
Main BuyWrite Fund	$1,000.00	$ 989.00	1.20%	$ 5.05

Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
	12/1/15	5/31/16	Ratio	12/1/15-5/31/16
Hypothetical**
(5% return before expenses)
Main BuyWrite Fund	$1,000.00	$ 1,019.00	1.20%	$ 6.06

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period from inception through May 31, 2016 (155), divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2016 (183), divided by the number of days in the fiscal year (366).

MAIN BUYWRITE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2016

Main Management Fund Advisors, LLC (Adviser to Main BuyWrite Fund)*

In connection with a Regular Meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust IV (the “Trust”), held on October 7, 2015, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Main Management Fund Advisors, LLC (“Main Management”) and the Trust, with respect to the Main BuyWrite Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Main Management, LLC, the parent company of Main Management (the “Parent Company”)has approximately $730 million in assets under management much of which is invested under substantially similar strategies to that proposed for the Fund. The Trustees acknowledged that the personnel who will manage the Fund have accrued extensive experience implementing strategies similar to that of the Fund through their involvement in managing the separately managed accounts (SMAs) of the Parent Company. The Trust’s CCO noted that Main Management was receptive to, and implemented, his suggestions regarding enhancements to Main Management’s compliance program. The Trustees noted Main Management reported no material compliance or litigation issues during the past 36 months. They reviewed Main Management’s broker-dealer selection criteria noting its detail and periodic post-trade review in addition to pre-trade review and selection. The Trustees concluded that Main Management has the potential to deliver a quality of service in line with the Board’s expectations.

Performance. The Trustees noted that, as a new adviser, Main Management did not have any prior performance to provide. The Trustees instead reviewed performance information for the Parent Company’s SMA Composite, managed in a substantially similar fashion to that of the Fund and will be managed by a portfolio management team comprised of many of the same managers of composite accounts. The Trustees acknowledged that the performance information reported for the SMA Composite is indicative of the likely performance which would have been experienced had assets been invested under the Fund’s strategy for the same periods due to the substantial similarities between the Fund’s investment strategy and that of the SMA Composite. The Trustees reviewed the performance of the SMA strategy over the last one year, three year, five year and since inception periods, as compared to Main Management’s selected benchmark and the Morningstar category. The Trustees noted that the Composite significantly outperformed the assigned Morningstar category for each of the reviewed periods. The Trustees further noted that the Main Management chosen benchmark, the HFRI Equity Hedged Index, may be a more accurate metric by which to measure the SMA Composite performance, and the SMA Composite outperformed the index for each of the reviewed periods as well. The Trustees determined that the SMA performance has been generally strong and is likely a favorable indication of Main Management’s potential to generate positive returns for shareholders.

Fees and Expenses. The Trustees noted that Main Management proposes to charge a management fee of 1.00% of net daily assets. They further noted that the fee is only nominally higher than the 0.98% average fee charged by funds in Main Management’s selected peer group, and lower than the 1.15% average management fee for the Fund’s Morningstar category. The Trustees also noted that the proposed management fee is higher than that which Main Management’s Parent Company charges for the services it provides to the SMAs, but considered the significantly higher account minimum required of SMA accounts compared to the Fund’s minimums. After further discussion the Trustees acknowledged that it is reasonable to charge a higher management fee for the Fund than the SMAs because of Main Management’s duties under the advisory

MAIN BUYWRITE FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2016

agreement including monitoring compliance with the 1940 Act, preparing shareholder communications, working with the Trust CCO, etc., which will require allocation of significant resources. They discussed the entrepreneurial risk assumed by Main Management to launch the Fund. They also noted that the Fund provides shareholders access to a hedge fund type strategy in a mutual fund format. After further discussion, the Trustees concluded that the advisory fee is reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by Main Management and noted that Main Management expects to realize a net loss in connection with its relationship with the Fund during the first 12 months of operation. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from Main Management’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether Main Management would realize economies of scale during the initial period of the Advisory Agreement. They noted that the proposed fee schedule does not currently provide breakpoints, but that Main Management indicated it is amenable to the discussion as the Fund’s assets experience significant growth. The Trustees concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from Main Management as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
Main Management Fund Advisors, LLC
601 California Street, Suite 620
San Francisco, California 94108

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/16

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/16